Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Intangible Assets, Net of Accumulated Amortization and Impairments

Intangible assets, net of accumulated amortization and impairments of $755 million and $965 million as of December 31, 2013 and 2012 respectively were composed of the following:

	December 31, 2013		December 31, 2012
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments
Marketing-related	19	(18)	18	(16)
Customer-related	437	(211)	427	(177)
Technology-based	2,104	(1,619)	2,053	(1,383)

	2,560	(1,848)	2,498	(1,576)
Software	137	(94)	113	(70)

Identified intangible assets	2,697	(1,942)	2,611	(1,646)

Software [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for software as of December 31, 2013 for each of the five succeeding years is:

2014	29
2015	10
2016	4
2017	—
2018	—

Other Identified Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2014	157
2015	136
2016	131
2017	117
2018	96